UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
 (Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Name and address of agent for service)

312-669-1650
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2017

Shares	COMMON STOCKS - 95.86%	Value
	Aerospace & Defense - 1.12%
360,187	CPI Aerostructures, Inc. (a)	$3,169,645
		3,169,645
	Auto Parts & Equipment - 3.67%
186,705	Miller Industries, Inc.	4,947,682
125,000	Motorcar Parts of America, Inc. (Acquired 9/10/12 through 8/27/14, Cost $1,052,127) (a)(b)	3,278,750
10,500	Motorcar Parts of America, Inc.	275,415
115,000	Stoneridge, Inc. (a)	1,887,150
		10,388,997
	Building Materials - 3.92%
150,000	Global Brass & Copper Holdings, Inc.	4,972,500
396,934	Huttig Building Products, Inc. (a)	2,671,366
300,000	PGT Innovations, Inc. (a)	3,450,000
		11,093,866
	Business Services - 4.51%
134,567	GP Strategies Corp. (a)	3,458,372
661,000	Innodata Isogen, Inc. (a)	1,520,300
221,100	PCM, Inc. (a)	4,963,695
333,554	Systemax, Inc.	2,828,538
		12,770,905
	Chemical & Related Products - 5.01%
104,644	Aceto Corp.	1,997,654
63,000	KMG Chemicals, Inc.	2,322,180
204,165	Northern Technologies International Corp. (a)	3,210,495
417,238	OMNOVA Solutions, Inc. (a)	3,796,866
230,354	Trecora Resources (a)	2,856,390
		14,183,585
	Commercial Banks - 7.52%
125,900	Bankwell Financial Group, Inc.	3,690,129
112,000	Berkshire Hills Bancorp, Inc.	3,964,800
229,526	TriState Capital Holdings, Inc. (a)	5,095,477
247,980	Triumph Bancorp, Inc. (a)	6,707,859
67,800	Veritex Holdings, Inc. (a)	1,841,448
		21,299,713
	Commercial Services & Supplies - 0.68%
200,000	InnerWorkings, Inc. (a)	1,922,000
		1,922,000
	Construction & Engineering - 5.46%
58,000	Comfort Systems USA, Inc.	1,963,300
996,832	Hill International, Inc. (a)	5,382,893
281,700	Limbach Holdings, Inc. (a)	3,887,460
125,532	Team, Inc. (a)	4,217,875
		15,451,528
	Consumer Products - Manufacturing - 3.88%
296,623	Cherokee, Inc. (a)	2,788,256
114,000	Delta Apparel, Inc. (a)	2,136,360
56,818	Libbey, Inc.	972,156
96,326	Orchids Paper Products Co.	2,630,663
144,764	Superior Uniform Group, Inc.	2,463,883
		10,991,318
	Consumer Services - 0.50%
245,905	DHI Group, Inc. (a)	1,401,658

		1,401,658
	Data Processing, Hosting and Related Services - 1.19%
350,000	Ooma, Inc. (a)	3,377,500
		3,377,500
	Electronic Equipment & Instruments - 1.03%
91,726	Bel Fuse, Inc. - Class B	2,916,887
		2,916,887
	Energy & Related Services - 2.18%
180,643	Matrix Service Co. (a)	4,046,403
133,744	PHI, Inc. (a)	2,119,843
		6,166,246
	Financial Services - 5.98%
111,000	Cowen Group, Inc. (a)	1,665,000
182,600	FBR & Co.	2,611,180
135,000	First Internet Bancorp	4,205,250
96,728	Hennessy Advisors, Inc.	2,690,006
115,821	Oppenheimer Holdings, Inc. - Class A	1,980,539
270,606	Silvercrest Asset Management Group, Inc. - Class A	3,761,423
		16,913,398
	Food - 4.36%
321,872	Crimson Wine Group Ltd. (a)	3,003,066
170,162	Farmer Brothers Co. (a)	5,921,638
5,000	John B. Sanfilippo & Son, Inc.	328,950
245,000	Landec Corp. (a)	3,087,000
		12,340,654
	Health Care Providers & Services - 1.01%
140,000	The Ensign Group, Inc.	2,847,600
		2,847,600
	Industrial Goods - 4.43%
1,400,000	Hudson Technologies, Inc. (a)	10,164,000
100,000	Schnitzer Steel Industries, Inc. - Class A	2,365,000
		12,529,000
	Insurance - 4.84%
418,397	Atlas Financial Holdings, Inc. (a)	7,112,749
90,000	EMC Insurance Group, Inc.	2,623,500
289,648	United Insurance Holdings Corp.	3,959,488
		13,695,737
	Leisure - 1.81%
728,641	Century Casinos, Inc. (a)	5,136,919
		5,136,919
	Machinery Manufacturing - 1.50%
102,600	Graham Corp.	2,279,772
32,110	Kadant, Inc.	1,977,976
		4,257,748
	Medical Supplies & Services - 4.92%
160,000	Addus HomeCare Corp. (a)	5,464,000
35,820	Birner Dental Management Services, Inc. (a)	465,660
24,834	CryoLife, Inc. (a)	471,846
100,000	Exactech, Inc. (a)	2,465,000
374,000	Syneron Medical Ltd. (a)	3,571,700
96,771	Tactile Systems Technology, Inc. (a)	1,491,241
		13,929,447
	Real Estate Investment Trusts - 2.23%
250,000	City Office Real Estate Investment Trust, Inc.	3,147,500
115,000	Community Healthcare Trust, Inc.	2,480,550
50,000	Whitestone Real Estate Investment Trust	695,500

		6,323,550
	Retail - 1.75%
175,000	Kirkland’s, Inc. (a)	2,429,000
89,360	Weyco Group, Inc.	2,518,165
		4,947,165
	Semiconductor Related Products - 7.64%
1,218,731	AXT, Inc. (a)	7,007,703
351,000	DSP Group, Inc. (a)	3,808,350
161,111	PDF Solutions, Inc. (a)	3,626,608
415,000	Photronics, Inc. (a)	4,772,500
105,000	Rudolph Technologies, Inc. (a)	2,409,750
		21,624,911
	Software - 4.90%
472,000	American Software, Inc. - Class A	4,951,280
1,967,092	iPass, Inc. (a)	2,891,625
100,000	VASCO Data Security International, Inc. (a)	1,520,000
942,493	Zix Corp. (a)	4,495,692
		13,858,597
	Specialty Manufacturing - 6.16%
268,663	Aspen Aerogels, Inc. (a)	1,251,970
224,947	CECO Environmental Corp.	2,951,305
108,589	Core Molding Technologies, Inc. (a)	1,674,442
99,500	Federal Signal Corp.	1,546,230
295,482	KVH Industries, Inc. (a)	3,073,013
297,969	LSI Industries, Inc.	2,836,665
217,830	Manitex International, Inc. (a)	1,886,408
101,953	Sparton Corp. (a)	2,210,341
		17,430,374
	Telecommunications - 2.23%
842,458	Ceragon Networks Ltd. (a)	3,125,519
552,000	PC-Tel, Inc.	3,207,120
		6,332,639
	Transportation - 1.43%
1,103,769	Radiant Logistics, Inc. (a)	4,050,832
		4,050,832
	TOTAL COMMON STOCKS (Cost $182,245,493)	$271,352,419

Contracts	WARRANTS - 0.00%
	Insurance - 0.00%
	Emergent Capital, Inc.
38,106	Expiration: 10/06/2019, Exercise Price $10.75 (a)(c)	$0
	TOTAL WARRANTS (Cost $0)	$0

Shares	SHORT-TERM INVESTMENTS - 3.89%
11,009,323	Invesco Short Term Investments Government & Agency Portfolio - Class I, 0.470% (d)	$11,009,323
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,009,323)	$11,009,323

	Total Investments (Cost $193,254,816) - 99.75%	$282,361,742
	Other Assets in Excess of Liabilities - 0.25%	697,121
	TOTAL NET ASSETS - 100.00%	$283,058,863

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) or were acquired in a private placement and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The value of this security is $3,278,750 or 1.16% of the Fund’s net assets. This security is deemed to be liquid.

(c)
The price for this security was derived from an estimate of fair value using methods approved by the Fund’s Board of Directors. This security represents $0 or 0.00% of the Fund’s net assets. This security is classified as Level 2 and is deemed to be illiquid.

(d)	Variable rate security; the rate shown is the effective rate as of January 31, 2017.

The accompanying notes are an integral part of this Schedule of Investments.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2017

Shares	COMMON STOCKS - 95.09%	Value
	Aerospace & Defense - 1.13%
80,000	CPI Aerostructures, Inc. (a)	$704,000
		704,000
	Air Transport - 0.57%
34,047	AeroCentury Corp. (a)	353,238
		353,238
	Auto Parts & Equipment - 2.14%
30,000	Supreme Industries, Inc. - Class A	550,800
60,000	Unique Fabricating, Inc.	781,200
		1,332,000
	Building Materials - 0.99%
100,000	Empire Resources, Inc.	613,000
		613,000
	Business Services - 12.06%
266,667	Auxilio, Inc. (a)	1,000,000
50,000	BG Staffing, Inc.	646,500
247,500	DLH Holdings Corp. (a)	1,502,325
225,000	Information Services Group, Inc. (a)	742,500
205,500	Innodata Isogen, Inc. (a)	472,650
45,000	PCM, Inc. (a)	1,010,250
200,000	SITO Mobile Ltd. (a)	442,000
55,000	Transcat, Inc. (a)	662,750
125,000	USA Technologies, Inc. (a)	525,000
641,100	WidePoint Corp. (a)	493,647
		7,497,622
	Chemical & Related Products - 1.66%
320,000	Flexible Solutions International, Inc. (a)	464,000
36,000	Northern Technologies International Corp. (a)	566,100
		1,030,100
	Computer & Electronic Product Manufacturing - 2.50%
100,000	Dynatronics Corp. (a)	260,000
250,000	Luna Innovations, Inc. (a)	492,500
53,306	PAR Technology Corp. (a)	347,022
700,000	Singing Machine Co., Inc. (a)	455,000
		1,554,522
	Computers & Electronics - 1.51%
77,000	Concurrent Computer Corp.	398,860
56,500	Napco Security Technologies, Inc. (a)	542,400
		941,260
	Construction & Engineering - 5.40%
97,500	Gencor Industries, Inc. (a)	1,525,875
150,000	Hill International, Inc. (a)	810,000
25,000	NV5 Global, Inc. (a)	1,018,750
		3,354,625
	Consumer Goods - 1.35%
60,000	MCBC Holdings, Inc.	837,000
		837,000
	Consumer Products - Distributing - 1.92%
400,000	FitLife Brands, Inc. (a)	312,000
260,000	US Auto Parts Network, Inc. (a)	881,400

		1,193,400
	Consumer Products - Manufacturing - 1.85%
47,070	Cherokee, Inc. (a)	442,458
30,000	Crown Crafts, Inc.	229,500
45,000	Hardinge, Inc.	477,000
		1,148,958
	Consumer Services - 1.39%
85,000	Xcel Brands, Inc. (a)	327,250
80,000	ZAGG, Inc. (a)	536,000
		863,250
	Electronic Equipment & Instruments - 2.00%
200,000	Iteris, Inc. (a)	966,000
50,000	Ultralife Corp. (a)	275,000
		1,241,000
	Energy & Related Services - 2.98%
145,000	DHT Holdings, Inc.	680,050
119,206	Mitcham Industries, Inc. (a)	578,745
37,500	PHI, Inc. (a)	594,375
		1,853,170
	Environmental Services - 0.51%
250,000	Fuel Tech, Inc. (a)	320,000
		320,000
	Financial Services - 5.64%
65,000	AMREP Corp. (a)	456,950
25,000	First Internet Bancorp	778,750
24,000	Hennessy Advisors, Inc.	667,440
50,000	HopFed Bancorp, Inc.	709,500
52,500	Silvercrest Asset Management Group, Inc. - Class A	729,750
200,000	TheStreet, Inc. (a)	164,000
		3,506,390
	Food - 0.55%
42,691	Willamette Valley Vineyards, Inc. (a)	339,393
		339,393
	Health Care - 0.70%
75,000	Rockwell Medical Technologies, Inc. (a)	435,750
		435,750
	Industrial Goods - 2.57%
219,900	Hudson Technologies, Inc. (a)	1,596,474
		1,596,474
	Insurance - 3.49%
50,000	Atlas Financial Holdings, Inc. (a)	850,000
70,000	Kingstone Companies, Inc.	836,500
35,000	United Insurance Holdings Corp.	478,450
		2,164,950
	Leisure - 2.81%
97,322	Century Casinos, Inc. (a)	686,120
1,771,000	Galaxy Gaming, Inc. (a)	1,062,600
		1,748,720
	Medical Supplies & Services - 7.88%
27,000	Addus HomeCare Corp. (a)	922,050
3,500	Birner Dental Management Services, Inc. (a)	45,500
50,000	Cutera, Inc. (a)	925,000
400,000	First Choice Healthcare Solutions, Inc. (a)	660,000
498,001	Hooper Holmes, Inc. (a)	428,281

115,000	IntriCon Corp. (a)	805,000
70,000	MGC Diagnostics Corp. (a)	613,900
100,000	Sensus Healthcare, Inc. (a)	499,000
		4,898,731
	Motion Pictures - 1.73%
148,600	Ballantyne Strong, Inc. (a)	1,077,350
		1,077,350
	Pharmaceuticals - 1.16%
123,514	ImmuCell Corp. (a)	718,852
		718,852
	Real Estate Investment Trusts - 1.11%
150,000	Global Self Storage, Inc.	691,500
		691,500
	Retail - 0.54%
250,000	Christopher & Banks Corp. (a)	335,000
		335,000
	Semiconductor Related Products - 4.83%
251,000	AXT, Inc. (a)	1,443,250
97,500	DSP Group, Inc. (a)	1,057,875
40,000	Ultra Clean Holdings, Inc. (a)	501,200
		3,002,325
	Software - 9.04%
128,800	ARI Network Services, Inc. (a)	682,640
166,883	Asure Software, Inc. (a)	1,767,291
80,878	BSQUARE Corp. (a)	477,180
100,000	Evolving Systems, Inc.	435,000
200,000	GlobalSCAPE, Inc.	780,000
500,000	iPass, Inc. (a)	735,000
150,000	MeetMe, Inc. (a)	738,000
		5,615,111
	Specialty Manufacturing - 11.68%
150,000	Aspen Aerogels, Inc. (a)	699,000
93,500	CTI Industries Corp. (a)	541,365
187,835	Data I/O Corp. (a)	809,569
25,000	Hurco Companies, Inc.	765,000
24,096	Kewaunee Scientific Corp.	610,834
55,000	KVH Industries, Inc. (a)	572,000
170,000	Orbit International Corp. (a)	658,750
135,000	Pioneer Power Solutions, Inc. (a)	1,188,000
98,494	Polar Power, Inc. (a)	815,530
50,000	Tecnoglass, Inc.	597,000
		7,257,048
	Telecommunications - 1.40%
100,000	Ceragon Networks Ltd. (a)	371,000
660,000	Mobivity Holdings Corp. (Acquired 03/11/14, Cost $660,000) (a)(b)	495,000
		866,000
	TOTAL COMMON STOCKS (Cost $45,026,412)	$59,090,739

Contracts	WARRANTS - 0.04%
	Medical Supplies & Services - 0.04%
	Sensus Healthcare, Inc.
50,000	Expiration: 06/08/2019, Exercise Price $6.75 (a)	$25,000
		25,000

	Telecommunications - 0.00%
	Mobivity Holdings Corp.
165,000	Expiration: 03/11/2019, Exercise Price $1.20 (Acquired 03/11/2014, Cost $0) (a)(b)(c)	$0
		0
	TOTAL WARRANTS (Cost $23,476)	$25,000

Shares	SHORT-TERM INVESTMENTS - 4.04%
2,511,804	Invesco Short Term Investments Government & Agency Portfolio - Class I, 0.470% (d)	$2,511,804
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,511,804)	$2,511,804

	Total Investments (Cost $47,561,692) - 99.17%	$61,627,543
	Other Assets in Excess of Liabilities - 0.83%	518,565
	TOTAL NET ASSETS - 100.00%	$62,146,108

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Securities were purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) or were acquired in a private placement and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The market values of these securities totals $495,000 or 0.80% of the Fund’s net assets. The Mobility Holdings Corp. (“Mobility Warrant”) is classified as Level 2 and is deemed illiquid.  The Mobility Holdings Corp. is classified as Level 1 and is considered to be illliquid.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Directors. This security represents $0 or 0.00% of the Fund’s Net Assets. This security was classified as Level 2 and is considered to be illiquid.

(d)	Variable rate security; the rate shown is the effective rate as of January 31, 2017.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		January 31, 2017

Shares	COMMON STOCKS - 98.26%	Value
	Administrative & Support Services - 2.58%
7,100	Kforce, Inc.	$163,300
		163,300
	Air Transportation - 3.62%
2,000	Hawaiian Holdings, Inc. (a)	101,900
6,500	JetBlue Airways Corp. (a)	127,465
		229,365
	Auto Parts & Equipment - 2.91%
2,500	Miller Industries, Inc.	66,250
8,700	Modine Manufacturing Co. (a)	118,320
		184,570
	Automobile Manufacturers - 1.64%
3,300	Winnebago Industries, Inc.	103,620
		103,620
	Beverage & Tobacco Product Manufacturing - 0.67%
1,000	MGP Ingredients, Inc.	42,390
		42,390
	Building Products - 4.49%
12,800	Builders FirstSource, Inc. (a)	137,728
4,800	USG Corp. (a)	146,832
		284,560
	Business Services - 2.34%
4,300	Graphic Packaging Holding Co.	53,793
12,800	Information Services Group, Inc. (a)	42,240
3,100	Steelcase, Inc.	52,080
		148,113
	Commercial Banks - 3.36%
8,800	Hallmark Financial Services, Inc. (a)	96,272
1,400	Triumph Bancorp, Inc. (a)	37,870
2,900	Veritex Holdings, Inc. (a)	78,764
		212,906
	Commercial Services & Supplies - 2.10%
3,100	ACCO Brands Corp. (a)	39,525
8,600	RPX Corp. (a)	93,396
		132,921
	Communications Equipment - 1.63%
8,200	ClearOne, Inc.	102,910
		102,910
	Computer & Electronic Product Manufacturing - 1.95%
24,500	Digirad Corp.	123,725
		123,725
	Computers & Electronics - 1.97%
10,000	Brocade Communications Systems, Inc.	124,700
		124,700
	Construction & Engineering - 3.90%
11,900	Gencor Industries, Inc. (a)	186,235
3,100	IES Holdings, Inc. (a)	60,450
		246,685
	Credit Intermediation & Related Activities - 9.75%
11,200	FNB Corp.	167,328

13,800	Investors Bancorp, Inc.	198,030
6,700	Meridian Bancorp, Inc.	126,295
1,000	TowneBank	32,200
11,000	United Community Financial Corp.	93,610
		617,463
	Electronic Equipment & Instruments - 4.97%
7,100	Orbotech Ltd. (a)	247,719
4,500	TTM Technologies, Inc. (a)	66,735
		314,454
	Fabricated Metal Product Manufacturing - 2.22%
8,800	NCI Building Systems, Inc. (a)	140,800
		140,800
	Financial Services - 0.94%
1,700	Fortress Investment Group, LLC	9,537
4,000	Janus Capital Group, Inc.	50,000
		59,537
	Health Care Equipment - 3.12%
7,500	Globus Medical, Inc. (a)	197,700
		197,700
	Health Care Providers & Services - 1.93%
9,800	Select Medical Holdings Corp. (a)	122,010
		122,010
	Household Durables - 1.70%
7,200	Lifetime Brands, Inc.	107,640
		107,640
	Insurance - 3.75%
8,400	Atlas Financial Holdings, Inc. (a)	142,800
5,000	CNO Financial Group, Inc.	94,550
		237,350
	IT Consulting - 1.68%
6,000	Perficient, Inc. (a)	106,380
		106,380
	Leisure - 4.54%
5,800	Marine Products Corp.	66,178
9,000	Nautilus, Inc. (a)	156,150
4,000	Reading International, Inc. (a)	65,400
		287,728
	Machinery Manufacturing - 4.04%
10,800	Nova Measuring Instruments Ltd. (a)	162,000
4,200	Novanta, Inc. (a)	93,870
		255,870
	Medical Supplies & Services - 5.22%
3,600	AMN Healthcare Services, Inc. (a)	129,060
7,000	CryoLife, Inc. (a)	133,000
2,700	Merit Medical Systems, Inc. (a)	68,580
		330,640
	Pharmaceuticals - 1.57%
1,900	Cambrex Corp. (a)	99,655
		99,655
	Real Estate Investment Trusts - 1.11%
5,500	Medical Properties Trust, Inc.	70,125
		70,125
	Retail - 0.48%
2,000	American Eagle Outfitters, Inc.	30,220
		30,220

	Semiconductor Related Products - 5.15%
4,400	Entegris, Inc. (a)	82,500
4,100	Kulicke & Soffa Industries, Inc. (a)	72,078
14,900	Photronics, Inc. (a)	171,350
		325,928
	Software - 3.27%
11,700	American Software, Inc.	122,733
4,300	TechTarget, Inc. (a)	37,883
9,700	Zix Corp. (a)	46,269
		206,885
	Specialty Chemicals - 2.26%
10,100	Ferro Corp. (a)	142,814
		142,814
	Specialty Manufacturing - 5.03%
3,000	Federal Signal Corp.	46,620
6,100	Fox Factory Holding Corp. (a)	157,990
4,500	Mueller Water Products, Inc.	60,570
3,000	Wabash National Corp.	52,950
		318,130
	Telecommunications - 1.04%
4,400	CalAmp Corp. (a)	66,088
		66,088
	Utilities - 1.33%
7,800	Star Gas Partners L.P.	84,318
		84,318
	TOTAL COMMON STOCKS (Cost $5,156,198)	$6,221,500

	SHORT-TERM INVESTMENTS - 4.07%
257,618	Invesco Short Term Investments Government & Agency Portfolio - Class I, 0.470% (b)	$257,618
	TOTAL SHORT-TERM INVESTMENTS (Cost $257,618)	$257,618

	Total Investments (Cost $5,413,816) - 102.33%	$6,479,118
	Liabilities in Excess of Other Assets - (2.33)%	(147,218)
	TOTAL NET ASSETS - 100.00%	$6,331,900

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Securities were purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) or were acquired in a private placement and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The market values of these securities totals $495,000 or 0.80% of the Fund’s net assets. The Mobility Holdings Corp. (“Mobility Warrant”) is classified as Level 2 and is deemed illiquid.  The Mobility Holdings Corp. is classified as Level 1 and is considered to be illliquid.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Directors. This security represents $0 or 0.00% of the Fund’s Net Assets. This security was classified as Level 2 and is considered to be illiquid.

(d)	Variable rate security; the rate shown is the effective rate as of January 31, 2017.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)				January 31, 2017

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the “MicroCap Fund”), the Perritt Ultra MicroCap Fund (the “Ultra MicroCap Fund”) and the Perritt Low Priced Stock Fund (the “Low Priced Stock Fund”) (collectively, the “Funds”) at January 31, 2017 was as follows*:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Cost of investments	$193,254,816	$47,561,692	$5,413,816

Gross unrealized appreciation	97,869,331	17,861,795	1,163,836
Gross unrealized depreciation	(8,762,405)	(3,795,944)	(98,534)
Net unrealized appreciation	$89,106,926	$14,065,851	$1,065,302

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds’ investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds’ fair value procedures allow for the use of certain methods performed by the Funds’ advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds’ may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to  buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles (“GAAP”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities

• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2017:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$23,886,054	$-	$-	$23,886,054
Consumer Staples	14,971,316	-	-	14,971,316
Energy	7,418,215	-	-	7,418,215
Financials	51,908,849	-	-	51,908,849
Health Care	18,774,701	-	-	18,774,701
Industrials	69,946,622	-	-	69,946,622
Information Technology	58,520,239	-	-	58,520,239
Materials	13,014,878	3,210,495	-	16,225,373
Real Estate Investment Trusts	6,323,550	-	-	6,323,550
Telecommunications	3,377,500	-	-	3,377,500
Total Common Stocks	268,141,924	3,210,495	-	271,352,419
Warrants
Financials	-	0	-	0
Total Warrants	-	0	-	0
Short Term Investments	11,009,323	-	-	11,009,323
Total Investments in Securities	$279,151,247	$3,210,495	$-	$282,361,742

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,650,878	$541,365	$-	$8,192,243
Consumer Staples	651,394	-	-	651,394
Energy	2,552,170	-	-	2,552,170
Financials	5,214,390	-	-	5,214,390
Health Care	6,140,315	978,851	-	7,119,166
Industrials	13,927,954	1,011,988	-	14,939,942
Information Technology	18,102,834	-	-	18,102,834
Materials	1,061,000	566,100	-	1,627,100
Real Estate Investment Trusts	691,500	-	-	691,500
Total Common Stocks	55,992,435	3,098,304	-	59,090,739
Warrants
Health Care	-	25,000	-	25,000
Information Technology	-	0	-	0
Total Warrants	-	25,000	-	25,000
Short Term Investments	2,511,804	-	-	2,511,804
Total Investments in Securities	$58,504,239	$3,123,304	$-	$61,627,543

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$805,518	$-	$-	$805,518
Consumer Staples	42,390	-	-	42,390
Financials	1,127,256	-	-	1,127,256
Health Care	873,730	-	-	873,730
Industrials	1,476,101	-	-	1,476,101
Information Technology	1,545,455	-	-	1,545,455
Materials	196,607	-	-	196,607
Real Estate Investment Trusts	70,125	-	-	70,125
Utilities	84,318	-	-	84,318
Total Common Stocks	6,221,500	-	-	6,221,500
Short Term Investments	257,618	-	-	257,618
Total Investments in Securities	$6,479,118	$-	$-	$6,479,118

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1	$3,635,306	$1,768,500	$-
Transfers out of level 1	(3,210,495)	(2,745,066)	-
Net transfers in (out of) Level 1	$424,811	$(976,566)	$-

Transfers into Level 2	$3,210,495	$2,745,066	$-
Transfers out of Level 2	(3,635,306)	(1,768,500)	-
Net Transfers in (out of) Level 2	$(424,811)	$976,566	$-

The securities transferred from Level 1 to Level 2 were transferred due to those securities not trading on the last day of the reporting period. The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity.

As of January 31, 2017, the MicroCap Fund, Ultra MicroCap Fund and Low Priced Stock Fund did not hold any Level 3 securities.

3. Transactions with Affiliates

As of January 31, 2017, the MicroCap Fund, Ultra MicroCap Fund and Low Priced Stock Fund did not have any affiliated issuers.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Perritt Funds, Inc.

By (Signature and Title)         /s/ Michael J. Corbett
Michael J. Corbett, President

Date         3/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Michael J. Corbett
Michael J. Corbett, President

Date         3/28/17

By (Signature and Title)*       /s/ Mark J. Buh
Mark J. Buh, Treasurer/Principal Financial Officer

Date         3/28/17

* Print the name and title of each signing officer under his or her signature.